Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Feb. 25, 2020
Change in fair value of derivative liabilities	$ 81,276		$ (264,853)			$ (191,656)
FDIC insured amount	250,000		250,000		250,000
Uninsured cash balance	$ 2,123,981		$ 2,123,981		$ 1,867,286	$ 2,490,645
Private Placement Offering [Member]
Warrants to purchase common stock							1,382,279